Cost of sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Cost of providing defined contribution retirement benefits	R 1,769	R 1,774	R 1,752
Section 45X tax credits	4,403	R 0	R 0
Section 45X credits for 2023
Disclosure of performance obligations [line items]
Section 45X tax credits	2,472
Section 45X credits for 2024
Disclosure of performance obligations [line items]
Section 45X tax credits	1,931
Section 45X credit, related to 2023, primary mining
Disclosure of performance obligations [line items]
Section 45X tax credits	1,245
Section 45X credit, related to 2023, recycling
Disclosure of performance obligations [line items]
Section 45X tax credits	1,227
Section 45X Credit, related to 2024, primary mining
Disclosure of performance obligations [line items]
Section 45X tax credits	1,220
Section 45X credit, related to 2024, recycling
Disclosure of performance obligations [line items]
Section 45X tax credits	R 711